SCHEDULE OF OTHER INCOME, GAINS OR LOSSES (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Preferred Shares	[1]	$ 4,117,648	$ 4,101,000	$ (1,841,000)
Convertible loan notes	[2]	(639,000)	(374,000)	(19,000)
Bank interest income		85	873	576
Subsidies from government authorities		22,454	19,230	67,433
Others		13	6,885	29,581
Fair value change		$ 3,501,200	$ 3,753,988	$ (1,762,410)

[1]	In July 2021, DSL allotted 3,000 Preferred Shares to a new shareholder for a consideration of $6,000,000. Preferred Shares were fair valued, using an equity allocation model at the end of each reporting period, which resulted in a gain of $4,117,648 for the year ended 31 March 2025 (2024: gain of $4,101,000; 2023: loss of $1,841,000).
[2]	The Group issued 8% convertible loan notes. The notes were fair valued, using binomial option pricing model, at the end of each reporting period, resulting in a loss of $639,000 for the year ended 31 March 2025 (2024: loss of $374,000; 2023: loss of $19,000).